Classification, type and currency, of the balances (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits From Brazilian Central Bank And Deposits From Credit Institutions
Financial liabilities at amortized cost		R$ 121,005,909	R$ 131,656,962	R$ 99,271,415
Total		121,005,909	131,656,962	99,271,415
Type:
Deposits on demand	[1]	126,203	296,340	685,026
Time deposits	[2]	75,754,363	76,489,490	56,602,470
Repurchase agreements		45,125,343	54,871,132	41,983,919
Of which:
Backed operations with Private Securities	[3]	13,478,131	13,843,463	9,506,255
Backed operations with Government Securities		31,647,212	41,027,669	32,477,663
Total		R$ 121,005,909	R$ 131,656,962	R$ 99,271,415

[1]	Non-interest bearing accounts.
[2]	Includes operations with credit institutions resulting from export and import financing lines, transfers from the country (BNDES and Finame) and abroad, and other credit lines abroad.
[3]	Refers primarily to repurchase agreements backed by own-issued debentures.